Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions
Schedule of transactions with the main associates and joint ventures

(in millions of euros)	December 31,	December 31,	December 31,
	2023	2022	2021
Assets
Non-current financial assets	43	43	43
Trade receivables	226	254	417
o/w Orange Concessions(1)	177	209	372
Current financial assets	10	12	12
Other current assets	16	40	52

Liabilities
Current financial liabilities	3	—	—
Trade payables	13	11	14
Other current liabilities	1	2	1
Customer contract liabilities	204	154	153
o/w Swiatlowod Inwestycje Sp.z o.o.(2)	202	146	151

Income statement
Revenue	639	726	139
o/w Orange Concessions	600	705	124
Operating income	588	700	135
Finance costs, net	—	2	1
Net income	588	702	129

(1)	Transactions between the Group and Orange Concessions mainly comprise Orange SA receivables from Orange Concessions in relation with fiber deployment and maintenance activities operated by the Group.
(2)	Customer contract liabilities mainly correspond to the recognition of deferred income by Orange Polska in connection with the prepayment of services provided to the FiberCo in Poland.